Accumulated Losses and Reserves - Movements in Accumulated Losses (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Accumulated Losses And Reserves [Abstract]
Balance	$ (148,592,879)	$ (132,218,352)
Net loss attributable to owners of Avita Medical Limited	(35,160,227)	(16,519,155)	$ (11,511,024)
Transfer from expired / lapsed options		141,188
Forfeited options		3,440
Balance	$ (183,753,106)	$ (148,592,879)	$ (132,218,352)